Trading assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 269,168	£ 255,421
Trading assets	79,878	83,706
Trading assets
Disclosure of financial assets [line items]
Financial assets	79,878	83,706
Trading securities
Disclosure of financial assets [line items]
Financial assets	41,548	42,776
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	63,915	70,385
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	3,712	2,451
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	3,248	10
Debt instruments measured at FVOCI | Trading assets
Disclosure of financial assets [line items]
Financial assets	21,873	27,004
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	38,330	40,930
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	17,109	10,784
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	3,987	4,142
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	72,614	91,177
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	£ 11,976	£ 9,179